Employee share scheme - Assumptions used in model (Details)	12 Months Ended
Dec. 31, 2022 £ / shares
Employee Share Scheme
Share price at grant date (pence)	£ 2.74
Expected life (years)	3 years
Expected dividend as a dividend yield (%)	1.59%